UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10419

NorthQuest Capital Fund, Inc.

(Exact name of registrant as specified in charter)

16 Rimwood Lane

Colts Neck, NJ 07722

(Address of principal executive offices)

 (Zip code)

Peter J. Lencki

16 Rimwood Lane

Colts Neck, NJ 07722

(Name and address of agent for service)

Registrant's telephone number, including area code: 732-842-3465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NorthQuest Capital Fund

AMERICAN EXPRESS COMPANY

Ticker Symbol:AXP	Cusip Number:025816-109
Record Date: 3/4/2016	Meeting Date: 5/2/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. CHARLENE BARSHEFSKY, 1B. URSULA M. BURNS, 1C. KENNETH L. CHENAULT, 1D. PETER CHERIN, 1E. RALPH DE LA VEGA, 1F. ANNE L. LAUVERGEON, 1G. MICHAEL O. LEAVITT, 1H. THEODORE J. LEONSIS, 1I. RICHARD C. LEVIN, 1J. SAMUEL J. PALISANO, 1K. DANIEL L. VASELLA, 1L. ROBERT D. WALTER, 1M. RONALD A. WILLIAMS	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRN FOR 2016.	For	Issuer	For	With
3	ADISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
4	APPROVAL OF THE AMERICAN EXPRESS COMPANY 2016 INCENTIVE COMPENSATION PLAN.	Against	Issuer	For	Against
5	SHAREHOLDER PROPOSAL RELATING TO ANNUAL DISCLOSURE OF EE0-1 DATE.	Against	Stockholder	Against	With
6	SHAREHOLDER PROPOSAL RELATING TO REPORT ON PRIVACY, DATA SECURITY AND GOVERNMENT REQUESTS.	Against	Stockholder	Against	With
7	SHAREHOLDER PROPOSAL RELATING TO ACTION BY WRITTEN CONSENT.	Against	Stockholder	Against	With
8	SHAREHOLDER PROPOSAL RELATING TO LOBBYING DISCLOSURE.	Against	Stockholder	Against	With
9	SHAREHOLDER PROPOSAL RELATING TO INDEPENDENT BOARD CHAIRMAN.	Against	Stockholder	Against	With

C.R. BARD, INC.

Ticker Symbol:BCR	Cusip Number:067383-109
Record Date: 3/2/2016	Meeting Date: 4/20/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. DAVID M. BARRETT, 1B. MARC C. BRESLAWSKY, 1C. ROBERT M. DAVIS, 1D. HERBERT L. HENKEL, 1E. JOHN C. KELLY, 1F. DAVID F. MELCHER, 1G. GAIL K. NAUGHTON, 1H. TIMOTHY M. RING, 1I. TOMMY G. THOMPSON, 1J. JOHN H. WEILAND, 1K. ANTHONY WELTERS, 1L. TONY L. WHITE	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.	For	Issuer	For	With
3	TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS ON A ADVISORY BASIS.	Against	Issuer	For	Against
4	A SHAREHOLDER PROPOSAL RELATING TO SHARE PURCHASES.	Against	Stockholder	Against	With

COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION

Ticker Symbol:CTSH	Cusip Number:192446-102
Record Date: 4/18/2016	Meeting Date: 6/15/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. ZEIN ABDALLA, 1B. MAUREEN BREAKIRON-EVANS, 1C. JONATHAN CHADWICK, 1D. FRANCISCO D'SOUZA, 1E. JOHN N. FOX,JR., 1F. JOHN E. KLEIN, 1G. LEO S. MACKAY,JR., 1H. LAKSHMI NARAYANAN, 1I. MICHAEL PATSALOS-FOX, 1J. ROBERT E. WEISSMAN, 1K. THOMAS M. WENDEL	For	Issuer	For	With
2	APPROVAL, ON AN ADVSORY (NON-BINDING) BASIS, OF THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2016.	For	Issuer	For	With
4	STOCKERHOLDER PROPOSAL REQUESTING THAT THE BOARD OF DIRECTORS TAKE THE STEPS NECESSARY TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT.	Against	Stockholder	Against	With

FISERV, INC.

Ticker Symbol:FISV	Cusip Number:337738-108
Record Date: 3/21/2016	Meeting Date: 5/18/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 01 ALISON DAVIS, 02 CHRISTOPHER M. FLINK, 03 DANIEL P. KEARNEY, 04 DENNIS F. LYNCH, 05 DENIS J. OLEARY, 06 GLENN M. RENWICK, 07 KIM M. ROBAK, 08 JD SHERMAN, 09 DOYLE R. SIMONS, 10 THOMAS C. WERTHEIMER, 11 JEFFREY W. YABUKI	For	Issuer	For	With
2	TO APPROVE ON AN ADVISORY BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS OF FISERV, INC.	Against	Issuer	For	Against
3	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF FISERV, INC. FOR 2016.	For	Issuer	For	With
4	A SHAREHOLDER PROPOSAL RELATING ASKING THE BOARD OF DIRECTORS TO ADOPT AND PRESENT FOR SHAREHOLDER APPROVAL A PROXY ACCESS BY-LAW.	Against	Stockholder	Against	With

HANES BRANDS INC

Ticker Symbol:HBI	Cusip Number:410345-102
Record Date: 2/16/2016	Meeting Date: 4/25/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. BOBBY J. GRIFFIN, 1B. JAMES C. JOHNSON, 1C. JESSICA T. MATHEWS, 1D. FRANCK J. MOISON, 1E. ROBERT F. MORAN, 1F. RONALD L. NELSON, 1G. RICHARD A. NOLL, 1H. ANDREW J. SCHINDLER, 1I. DAVID V. SINGER, 1J. ANN E. ZIEGLER	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS HANESBRANDS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR HANESBRANDS' 2016 FISCAL YEAR.	For	Issuer	For	With
3	TO APPROVE, ON AN ADVISORY BASIS, EXECUTIVE COMPENSATION AS DESCRIBED IN THE PROXY STATEMENT FOR THE ANNUAL MEETING.	Against	Issuer	For	Against

IDEXX LABORATORIES, INC.

Ticker Symbol:IDXX	Cusip Number:45168D-104
Record Date: 3/8/2016	Meeting Date: 5/4/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1.1 JONATHAN W. AYERS, 1.2 BARRY C. JOHNSON,PHD 1.3 M. ANNE SZOSTAK	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	For	Issuer	For	With
3	TO APPROVE A NONBINDING ADVISORY RESOLUTION ON THE COMPANY'S EXECUTIVE COMPENSATION.	Against	Issuer	For	Against

INTERNATIONAL BUSINESS MACHINES CORPORATION

Ticker Symbol:IBM	Cusip Number:459200-101
Record Date: 2/26/2016	Meeting Date: 4/26/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. K.I. CHENAULT, 1B. M.L. ESKEW, 1C. D.N. FARR, 1D. M. FIELDS, 1E. A. GORSKY, 1F. S.A. JACKSON, 1G. A.N. LIVERIS, 1H. W.J. MCNERNEY, JR., 1I. H.S. OLAYAN 1J. J.W. OWENS, 1K. V.M. ROMETTY, 1L. J.E. SPERO, 1M. S. TAUREL, 1N. P.R. VOSER	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Against	Issuer	For	Against
4	STOCKHOLDER PROPOSAL FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES	Against	Stockholder	Against	With
5	STOCKHOLDER PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT	Against	Stockholder	Against	With
6	STOCKHOLDER PROPOSAL TO HAVE AN INDEPENDENT BOARD CHAIRMAN	Against	Stockholder	Against	With

MASTERCARD INCORPORATED

Ticker Symbol:MA	Cusip Number:57636Q-104
Record Date: 4/29/2016	Meeting Date: 6/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. RICHARD HAYTHORNTHWAITE, 1B. AJAY BANGA, 1C. SILVIO BARZI, 1D. DAVID R. CARLUCCI, 1E. STEVEN J. FRIEBERG, 1F. JULIUS GENACHOWSKI, 1G. MERIT E. JANOW, 1H. NANCY J. KARCH, 1I. OKI MATSUMOTO, 1J. RIMA QURESHI, 1K. JOSE OCTAVIO REYES LAGUNES, 1L. JACKSON TAI	For	Issuer	For	With
2	ADVISORY APPROVAL OF MASTERCARD'S EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR MASTERCARD FOR 2016.	For	Issuer	For	With

PARKER-HANNIFIN CORPORATION

Ticker Symbol:PH	Cusip Number:701094-104
Record Date: 8/31/2015	Meeting Date: 10/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1-Lee C. Banks, 2-Robert G. Bohn, 3-Linda S. Harty, 4-William E. Kassling, 5-Robert J. Kohlhepp, 6-Kevin A. Lobo, 7-Klaus-Peter Muller, 8-Candy M. Obourn, 9-Joseph Scaminace, 10-Wolfgang R. Schmitt, 11-Ake Svensson, 12-James L. Wainscott, 13-Donald E. Washkewicz, 14-Thomas L. Williams	For	Issuer	For	With
2	APPROVAL TO AMEND OUR AMENDED ARTICLES OF INCORPORATTION TO IMPLEMENT A MAJORITY VOTING STANDARD FOR UNCONTESTED DIRECTOR ELECTIONS.	For	Issuer	For	With
3	APPROVAL TO AMEND OUR AMENDED ARTICLES OF INCORPORATION TO ELIMINATE CUMULATIVE VOTING IN DIRECTOR ELECTIONS.	For	Issuer	For	With
4	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2016.	For	Issuer	For	With
5	APPROVAL OF, ON A NON-BINDING, ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
6	APPROVAL OF THE PARKER-HANNIFIN CORPORATION 2015 PERFORMANCE BONUS PLAN.	Against	Issuer	For	Against

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448-108
Record Date: 2/26/2016	Meeting Date: 5/4/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. SHONA L. BROWN, 1B. GEORGE W. BUCKLEY, 1C. CESAR CONDE, 1D. IAN M. COOK, 1E. DINA DUBLON, 1F. RONA A. FAIRHEAD, 1G. RICHARD W. FISHER, 1H. WILLIAM R. JOHNSON, 1I. INDRA K. NOOYI, 1J. DAVID C. PAGE, 1K. ROBERT C. POHLAD, 1L. LLOYD G. TROTTER, 1M. DANIEL VASELLA, 1N. ALBERTO WEISSER	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2016.	For	Issuer	For	With
3	AVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
4	APPROVAL OF THE RENEWAL AND AMENDMENT OF THE PEPSICO, INC. LONG-TERM INCENTIVE PLAN.	Against	Issuer	For	Against
5	ESTABLISH BOARD COMMITTEE ON SUSTAINABILITY.	Against	Stockholder	Against	With
6	REPORT ON MINIMIZING IMPACTS OF NEONICS.	Against	Stockholder	Against	With
7	POLICY REGARDING HOLY LAND PRINCIPLES.	Against	Stockholder	Against	With
8	ADOPT QUANTITATIVE RENEWABLE ENERGY TARGETS.	Against	Stockholder	Against	With

PPG INDUSTRIES, INC.

Ticker Symbol:PPG	Cusip Number:693506-107
Record Date: 2/19/2016	Meeting Date: 4/21/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. JAMES G. BERGES 1B. JOHN V. FARACI, 1C. VICTORIA F. HAYNES, 1D. MICHAEL H. MCGARRY	For	Issuer	For	With
2	APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS ON AN ADVISORY BASIS.	Against	Issuer	For	Against
3	REAPPROVE THE PERFORMANCE GOALS UNDER THE AMMENDED AND RESTATED OMINBUS INCENTIVE PLAN.	Against	Issuer	For	Against
4	APPROVE THE AMENDMENT AND RESTATEMENT OF THE AMENDED AND RESTATED OMINBUS INCENTIVE PLAN.	Against	Issuer	For	Against
5	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	For	Issuer	For	With
6	SHAREHOLDER PROPOSAL REQUESTING THAT THE BOARD ADOPT A POLICY THAT GIVES PREFERENCE TO SHARE REPURCHASES RELATIVE TO CASH DIVIDENDS.	Against	Stockholder	Against	With

STARBUCKS CORPORATION

Ticker Symbol:SBUX	Cusip Number:855244-109
Record Date: 1/14/2016	Meeting Date: 3/23/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A-HOWARD SCHULTZ, 1B-WILLIAM W. BRADLEY, 1C-MARY N. DILLON, 1D-ROBERT M. GATES, 1E-MELLODY HOBSON, 1F-KEVIN R. JOHNSON, 1G-JOSHUA COOPER RAMO, 1H-JAMES G. SHENNAN, JR., 1I-CLARA SHIH, 1J-JAVIER G. TERUEL, 1K-MYRON E. ULLMAN,III, 1L-CRAIG E. WEATHERUP	For	Issuer	For	With
2	ADVISORY RESOLUTION TO APPROVE OUR EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
3	APPROVE AMENDMENT AND RESTATEMENT OF OUR EXECUTIVE MANAGEMENT BONUS PLAN	Against	Issuer	For	Against
4	RATIFICATION OF SELECTION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2016.	For	Issuer	For	With
5	ADOPT PROXY ACCESS BYLAW.	Against	Stockholder	Against	With
6	REVIEW POLICIES RELATED TO HUMAN RIGHTS.	Against	Stockholder	Against	With

STRYKER CORPORATION

Ticker Symbol:SYK	Cusip Number:863667-101
Record Date: 3/1/2016	Meeting Date: 4/27/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A.	ELECTION OF DIRECTOR: HOWARD E. COX, JR.	For	Issuer	For	With
1B.	ELECTION OF DIRECTOR: SRIKANT M. DATAR. PH.D.	For	Issuer	For	With
1C.	ELECTION OF DIRECTOR: ROCH DOLIVEUX, DVM	For	Issuer	For	With
1D.	ELECTION OF DIRECTOR: LOUISE L. FRANCESCONI	For	Issuer	For	With
1E.	ELECTION OF DIRECTOR: ALLAN C. GOLSTON	For	Issuer	For	With
1F.	ELECTION OF DIRECTOR: KEVIN A. LOBO	For	Issuer	For	With
1G.	ELECTION OF DIRECTOR: WILLIAM U. PARFET	For	Issuer	For	With
1H.	ELECTION OF DIRECTOR: ANDREW K. SILVERNAIL	For	Issuer	For	With
1I.	ELECTION OF DIRECTOR: RONDA E. STRYKER	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	For	Issuer	For	With
3	APPROVAL OF THE 2011 LONG-TERM INCENTIVE PLAN, AS AMENDED AND RESTATED.	Against	Issuer	For	Against
4	APPROVAL, IN AN ADVISORY VOTE, OF THE COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against

UNION PACIFIC CORPORATION

Ticker Symbol:UNP	Cusip Number:907818-108
Record Date: 3/11/2016	Meeting Date: 5/12/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. ANDREW H. CARD, JR., 1B. ERROLL B. DAVIS,JR, 1C. DAVID B. DILLION, 1D. LANCE M. FRITZ, 1E. CHARLES C. KRULAK, 1F. JANE H. LUTE, 1G. MICHAEL R. MCCARTHY, 1H. MICHAEL W. MCCONNELL, 1I. THOMAS F. MCLARTY, III, 1J. STEVEN R. ROGEL, 1K. JOSE H. VILLARREAL	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
4	SHAREHOLDER PROPOSAL REGARDING EXECUTIVES TO RETAIN SIGNIFICANT STOCK IF PROPERLY PRESENTED AT THE ANNUAL MEETING	Against	Stockholder	Against	With
5	SHAREHOLDER PROPOSAL REGARDING INDEPENDENT CHAIRMAN IF PROPERLY PRESENTED AT THE ANNUAL MEETING	Against	Stockholder	Against	With

UNITED TECHNOLOGIES CORPORATION

Ticker Symbol:UTX	Cusip Number:913017-109
Record Date: 2/29/2016	Meeting Date: 4/25/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 1A. JOHN V. FARACI, 1B. JEAN-PIERRE GARNIER, 1C. GREGORY J. HAYES, 1D. EDWARD A. KANGAS, 1E. ELLEN J. KULLMAN, 1F. MARSHALL O. LARSEN, 1G. HAROLD MCGRAW III, 1H. RICHARD B. MYERS, 1I. FREDRIC G. REYNOLDS, 1J. BRIAN C. ROGERS, 1K. H. PATRICK SWYGERT, 1L. ANDRE VILLENEUVE, 1M. CHRISTINE TODD WHITMAN	For	Issuer	For	With
2	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP TO SERVE AS INDEPENDENT AUDITOR FOR 2016.	For	Issuer	For	With
3	AMENDMENT TO OUR RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE CUMULATIVE VOTING FOR DIRECTORS.	For	Issuer	For	With
4	AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against

WABTEC CORPORATION

Ticker Symbol:WAB	Cusip Number:929740-108
Record Date: 3/15/2016	Meeting Date: 5/11/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS: 01. ROBERT J. BROOKS, 02. WILLIAM E. KASSLING, 03. ALBERT J. NEUPAVER	For	Issuer	For	With
2	APPROVE AN ADVISORY (NON-BINDING) RESOLUTION RELATING TO THE APPROVAL OF 2015 NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against
3	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2016 FISCAL YEAR	For	Issuer	For	With
4	APPROVE THE 2011 STOCK INCENTIVE PLAN FOR PURPOSES OF QUALIFICATION UNDER APPLICABLE FRENCH LAW SO THAT EQUITY GRANTS THAT ARE MADE UNDER THE PLAN TO INDIVIDUALS WHO ARE SUBJECT TO TAXATION UNDER FRENCH LAW MAY QUALIFY AS FREE SHARE GRANTS UNDER FRENCH LAW.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthQuest Capital Fund, Inc.

By /s/Peter J. Lencki

* Peter J. Lencki

President

Chief Financial Officer

Date: July 6, 2016

*Print the name and title of each signing officer under his or her signature.